Fair value measurement	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
Note 21

Fair value measurement

a) Valuation principles
All financial and non-financial

assets and liabilities

measured or disclosed

at fair value

are categorized into

one of three
fair

value

hierarchy

levels

in

accordance

with

IFRS

Accounting

Standards.

The

fair

value

hierarchy

is

based

on

the
transparency

of inputs

to the

valuation of

an asset

or liability

as of

the measurement

date. In

certain cases,

the inputs
used to measure fair value may fall within different

levels of the fair value hierarchy.

For disclosure purposes, the level in
the hierarchy within which an instrument is classified in its entirety is based on the lowest level input that is significant to
the position’s fair value measurement:
–
Level 1 – quoted prices (unadjusted) in active markets

for identical assets and liabilities;
–
Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data;

or
–
Level 3 – valuation techniques for which significant inputs

are not based on observable market data.
Fair values are determined using quoted

prices in active markets for

identical assets or liabilities, where available.

Where
the

market

for

a

financial

instrument

or

non-financial

asset

or

liability

is

not

active,

fair

value

is

established

using

a
valuation

technique,

including

pricing

models.

Valuation

adjustments

may

be

made

to

allow

for

additional

factors,
including model, liquidity, credit

and funding risks, which are

not explicitly captured within

the valuation technique, but
which would nevertheless

be considered by

market participants

when establishing a

price. The limitations

inherent in a
particular valuation technique

are considered in

the determination of

the classification of

an asset or

liability within the
fair value hierarchy. Generally, the unit of account for a financial instrument is the individual instrument, and UBS applies valuation

adjustments

at

an

individual

instrument

level,

consistent

with

that

unit

of

account.

However,

if

certain
conditions

are

met,

UBS

may

estimate

the

fair

value

of

a

portfolio

of

financial

assets

and

liabilities

with

substantially
similar and offsetting risk exposures on the basis of the

net open risks.
›
Refer to Note 21d for more information

b) Valuation governance
UBS’s

fair

value

measurement

and

model

governance

framework

includes

numerous

controls

and

other

procedural
safeguards that

are intended

to maximize

the quality

of fair

value measurements

reported

in the

financial statements.
New products and

valuation techniques

must be reviewed

and approved

by key stakeholders

from the

risk and finance
control functions. Responsibility

for the ongoing measurement

of financial and non-financial

instruments at fair value

is
with the business divisions.

Fair

value

estimates

are

validated

by

the

risk

and

finance

control

functions,

which

are

independent

of

the

business
divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value
estimates

with

observable

market

prices

and

other

independent

sources.

A

governance

framework

and

associated
controls are

in place

in order

to monitor

the quality

of third-party

pricing sources

where

used. For

instruments

where
valuation models are used to

determine fair value, independent

valuation and model control

groups within Finance and
Risk Control evaluate

UBS’s models on

a regular basis, including

valuation and model input

parameters, as well

as pricing.
As a result

of the valuation

controls employed, valuation

adjustments may be

made to the

business divisions’ estimates
of fair value to align with independent market data

and the relevant accounting standard.
›
Refer to Note 21d for more information

c) Fair value hierarchy
The table

below provides the

fair value

hierarchy classification of

financial and non-financial

assets and

liabilities measured
at

fair

value.

The

narrative

that

follows

describes

valuation

techniques

used

in

measuring

their

fair

value

of

different
product types

(including significant

valuation inputs

and assumptions

used), and

the factors

considered in

determining
their classification within the fair value hierarchy.
During

2023,

and

for

Credit

Suisse

for

the

period

between

the

acquisition

date

and

31

December

2023,

assets

and
liabilities that were transferred from Level 2

to Level 1, or from Level 1 to Level 2,

and were held for the entire reporting
period were not material.

Level 3 assets increased

by USD 26.5bn as

of 31 December 2023,

compared to 31 December
2022, following

the acquisition of

the Credit

Suisse Group, including

the reclassification of

financial assets from

amortized
cost to fair value through profit or loss in the

second half of 2023 (with retrospective adjustment

of the acquisition date
balance sheet), mainly

reflecting USD
19
bn of traded

loans, including USD
5
bn of securitized

lending facilities, a

USD
6 bn
loan with securitization collateral and USD 3 bn of revolving loan facilities, that were deemed unobservable.
Further, in the fourth quarter

of 2023, UBS prospectively amended

its approach to testing for

observability as part of an
accounting methodology

alignment following

the acquisition

of the

Credit Suisse

Group. This

methodological change
enhances UBS’s assessment

of sensitivities to

unobservable valuation

parameters. Application

of the new

methodology
as of 31 December 2022 would have

resulted in USD
1.3
bn lower Level 3 liabilities (as of

31 December 2023 the balance
of affected liabilities in Level 3 was USD 1.9 bn), with an offsetting impact to Level 2 liabilities.
In addition, the levelling of USD 2.4 bn of financial assets at fair value held for trading (loans) from the Credit Suisse sub-
group

was

finalized

in

compliance

with

the

new

aligned

methodology.

This

has

been

reflected

retrospectively

to

the
acquisition balance sheet date of 31 May

2023, resulting in a USD
2.4
bn increase in Level 3 Financial assets at

fair value
held

for

trading

(loans)

and

a

USD
17
m

increase

in

Level 3

Derivative

financial

liabilities

as

of

31

May

2023,

with

an
offsetting effect in Level 2 assets and liabilities, respectively.

Determination of fair values from quoted market

prices or valuation techniques
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 118,975 28,045 22,613 169,633 96,241 10,138 1,488 107,866
of which: Equity instruments 102,602 1,403 321 104,325 83,074 789 126 83,988 of which: Government bills / bonds 6,995 8,763 73 15,830 5,496 950 18 6,464 of which: Investment fund units 8,392 1,124 129 9,645 6,673 596 61 7,330 of which: Corporate and municipal bonds 984 12,801 1,284 15,069 976 6,363 541 7,880 of which: Loans 0 3,837 19,618 23,456 0 1,179 628 1,807
of which: Asset-backed securities 3 112 133 248 22 261 114 397
Derivative financial instruments 622 172,903 2,559 176,084 769 147,875 1,464 150,108
of which: Foreign exchange 347 78,060 253 78,659 575 84,881 2 85,458 of which: Interest rate 0 55,190 407 55,597 0 39,345 460 39,805 of which: Equity / index 0 34,174 1,299 35,473 1 21,542 653 22,195 of which: Credit 0 3,456 513 3,969 0 719 318 1,038
of which: Commodities 1 1,869 13 1,883 0 1,334 30 1,365
Brokerage receivables 0 21,037 0 21,037 0 17,576 0 17,576
Financial assets at fair value not held for trading 30,717 64,865 8,435 104,018 26,572 29,498 3,725 59,796
of which: Financial assets for unit-linked investment contracts 15,877 7 0 15,884 13,071 1 0 13,072 of which: Corporate and municipal bonds 62 16,722 215 17,000 35 14,101 230 14,366 of which: Government bills / bonds 14,306 4,801 0 19,107 13,103 3,638 0 16,741 of which: Loans 0 4,252 2,258 6,510 0 3,602 736 4,337
of which: Securities financing transactions 0 36,857 52 36,909 0 7,590 114 7,704 of which: Asset-backed securities 0 1,525 180 1,704 0 0 0 0
of which: Auction rate securities 0 0 1,208 1,208 0 0 1,326 1,326 of which: Investment fund units 367 548 678 1,592 307 566 190 1,063 of which: Equity instruments 105 38 3,097
2
3,241 57 0 792 849
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
68 2,165 0 2,233 57 2,182 0 2,239
of which: Commercial paper and certificates of deposit 0 1,948 0 1,948 0 1,878 0 1,878 of which: Corporate and municipal bonds 68 207 0 276 57 278 0 335
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,930 0 0 5,930 4,471 0 0 4,471
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
3
0 0 31 31 0 0 110 110
Total assets measured at fair value 156,312 289,015 33,639 478,966 128,110 207,269 6,788 342,166
of which: Credit Suisse
4
7,015 91,133 26,455 124,603

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.23 31.12.22
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,684 6,315 161 34,159 23,578 5,823 114 29,515 of which: Equity instruments 18,266 248 92 18,606 16,521 352 78 16,951 of which: Corporate and municipal bonds 28 4,981 62 5,071 36 4,643 27 4,707 of which: Government bills / bonds 8,559 905 0 9,464 5,880 706 1 6,587 of which: Investment fund units 832 118 4 954 1,141 84 3 1,229
Derivative financial instruments 771 185,815 5,595 192,181 640 152,582 1,684 154,906
of which: Foreign exchange

457 89,394 36 89,887 587 87,897 24 88,508
of which: Interest rate

0 52,673 246 52,920 0 37,429 116 37,545
of which: Equity / index

0 38,046 3,333 41,380 0 24,963 1,184 26,148
of which: Credit 0 4,081 619 4,700 0 920 279 1,199
of which: Commodities 0 1,437 21 1,458 0 1,309 52 1,361
of which: Loan commitments measured at FVTPL 0 135 1,037 1,172 0 19 24 43
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 42,522 0 42,522 0 45,085 0 45,085
Debt issued designated at fair value 0 113,012 15,276 128,289 0 63,111 10,527 73,638
Other financial liabilities designated at fair value 0 26,878 2,606 29,484 0 29,547 691 30,237 of which: Financial liabilities related to unit-linked investment contracts 0 15,992 0 15,992 0 13,221 0 13,221 of which: Securities financing transactions 0 7,416 0 7,416 0 15,333 0 15,333 of which: Over-the-counter debt instruments and other 0 3,471 2,606 6,076 0 993 691 1,684
Total liabilities measured at fair value 28,454 374,542 23,638 426,635 24,219 296,148 13,015 333,381
of which: Credit Suisse
4
2,355 85,859 10,305 98,519
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Includes a USD 0.6
bn investment in Pfandbriefbank schweizerischer Hypothekarinstitute

AG. UBS holds
20
% of the entity’s voting

rights but cannot exercise significant influence

given the governance structure of
the entity.

3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

4 Refer
to Note 2 for more information about the acquisition of the Credit Suisse Group.
Valuation techniques

UBS uses widely

recognized valuation techniques for determining the

fair value of financial

and non-financial instruments
that are

not actively

traded and

quoted. The

most frequently

applied valuation

techniques include

discounted value

of
expected cash flows, relative value and option pricing

methodologies.
Discounted

value

of

expected

cash

flows

is

a

valuation

technique

that

measures

fair

value

using

estimated

expected
future cash flows from

assets or liabilities and

then discounts these

cash flows using a

discount rate or discount

margin
that

reflects

the

credit and

/ or

funding spreads

required

by the

market

for

instruments with

similar

risk and

liquidity
profiles to

produce

a present

value. When

using such

valuation

techniques,

expected

future cash

flows are

estimated
using an observed

or implied

market price

for the future

cash flows or

by using

industry-standard cash

flow projection
models.

The

discount

factors

within

the

calculation

are

generated

using

industry-standard

yield

curve

modeling
techniques and models.
Relative

value models

measure fair

value based

on the

market prices

of equivalent

or comparable

assets or

liabilities,

making
adjustments

for differences

between the

characteristics

of the observed

instrument and

the instrument

being valued.
Option

pricing

models

incorporate

assumptions

regarding

the

behavior

of

future

price

movements

of

an

underlying
referenced

asset

or

assets

to

generate

a

probability-weighted

future

expected

payoff

for

the

option.

The

resulting
probability-weighted expected

payoff is

then discounted

using discount

factors generated

from industry-standard

yield
curve modeling

techniques and

models. The

option pricing

model may

be implemented

using a

closed-form analytical
formula or other mathematical techniques (e.g., binomial tree or Monte Carlo simulation).
Where available, valuation techniques use

market-observable assumptions and inputs. If

such data is not

available, inputs
may be derived

by reference

to similar assets

in active markets,

from recent prices

for comparable

transactions or

from
other observable market data.

In such cases,

the inputs selected are

based on historical

experience and practice for

similar
or analogous

instruments, derivation of

input levels

based on

similar products

with observable price

levels, and

knowledge
of current market conditions and valuation approaches.

Deferred day-1 profit or loss reserves
USD m 2023 2022 2021
Reserve balance at the beginning of the year 422 418 269
Profit / (loss) deferred on new transactions 260 299 459
(Profit) / loss recognized in the income statement (278) (295) (308)
Foreign currency translation 0 0 (2)
Reserve balance at the end of the year 404 422 418

For

more

complex

instruments,

fair

values

may

be

estimated

using

a

combination

of

observed

transaction

prices,
consensus pricing services and relevant

quotes. Consideration is given

to the nature of

the quotes (e.g., indicative

or firm)
and the relationship

of recently evidenced

market activity to

the prices provided by

consensus pricing services.

UBS also
uses internally developed models,

which are typically based on

valuation methods and techniques recognized

as standard
within the industry. Assumptions

and inputs used in

valuation techniques include

benchmark interest rate

curves, credit
and funding

spreads

used in

estimating

discount

rates, bond

and equity

prices, equity

index prices,

foreign

exchange
rates, levels of market volatility and correlation. Refer to Note

21e for more information. The discount curves used by the
Group incorporate the funding and credit characteristics

of the instruments to which they are applied.
Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy
Product Valuation and classification in the fair value hierarchy
Government bills
and bonds
Valuation –
Generally valued using prices obtained directly

from the market.
–
Instruments

not

priced

directly

using

active-market data

are

valued

using

discounted

cash

flow
valuation techniques that incorporate market

data for similar government instruments.

Fair value hierarchy –
Generally traded

in active

markets with

prices that

can be

obtained directly

from these

markets,
resulting in

classification as

Level 1, while

the remaining

positions are

classified as

Level 2 and

Level 3.
Corporate and
municipal bonds
Valuation –
Generally valued using prices obtained directly

from the market for the security, or

similar securities,
adjusted for seniority, maturity and liquidity.
–
When

prices

are

not

available,

instruments

are

valued

using

discounted

cash

flow

valuation
techniques incorporating the credit spread of

the issuer or similar issuers.
–
For convertible

bonds without

directly comparable

prices, issuances

may be

priced using

a convertible
bond model.
Fair value hierarchy –
Generally classified as

Level 1 or

Level 2, depending on

the depth

of trading

activity behind

price
sources.
–
Level 3 instruments have no suitable pricing information

available.
Traded loans and
loans measured at
fair value
Valuation –
Valued directly using

market prices that

reflect recent transactions

or quoted dealer

prices, where
available.
–
Where no

market price

data

is available,

loans are

valued by

relative value

benchmarking using
pricing derived from

debt instruments

in comparable entities

or different products

in the same

entity,
or by using a

credit default swap

valuation technique,

which requires inputs

for credit spreads,

credit
recovery rates and interest rates.

–
Securitization lending

facilities are

valued using

a

discounted cashflow

analysis that

incorporates
adjustments for any bespoke

features of the loan

and collateral. Recently originated

commercial real
estate loans are measured using a securitization

approach based on rating agency guidelines.
Fair value hierarchy –
Instruments with suitably deep and liquid pricing

information are classified as Level 2.
–
Positions requiring the use of valuation techniques, or for

which the price sources have insufficient
trading depth, are classified as Level 3.
Investment fund
units
Valuation –
Predominantly exchange-traded,

with readily

available quoted

prices in

liquid markets.

Where market
prices are not available, fair value may be measured

using net asset values (NAVs).
Fair value hierarchy –
Listed units

are classified

as Level 1,

provided there

is sufficient

trading activity

to justify

active-market
classification, while other positions are classified

as Level 2.
–
Positions for which NAVs are not available,

or where the unit or underlying investments are

illiquid
are classified as Level 3.
Asset-backed
securities (ABS)
Valuation –
For liquid securities, the valuation process will use trade and price data, updated for movements in
market levels

between the

time of

trading and

the time

of valuation.

Less liquid

instruments are
measured using discounted expected cash flows incorporating price data for instruments or indices with similar risk profiles.
Fair value hierarchy –
Residential mortgage-backed securities,

commercial mortgage-backed securities and other ABS are
generally

classified

as

Level 2.

However,

if

significant

inputs

are

unobservable,

or

if

market

or
fundamental data is not available, they

are classified as Level 3.
Auction rate
securities (ARS)
Valuation –
ARS are valued utilizing a discounted cash flow methodology. The model captures interest rate risk
emanating

from

the

note

coupon,

credit

risk

attributable

to

the

underlying

closed-end

fund
investments,

liquidity

risk

as

a

function

of

the

level

of

trading

volume

in

these

positions,

and
extension risk,

as ARS are perpetual instruments

that require an assumption

regarding their maturity
or issuer redemption date.

Fair value hierarchy –
Granular and liquid

pricing information is

generally not available

for ARS. As

a result, these securities
are classified as Level 3.
Equity instruments Valuation –
Listed equity instruments are generally valued

using prices obtained directly from the market.
–
Unlisted equity holdings, including private

equity positions, are initially

marked at their transaction
price and are

revalued when reliable

evidence of

price movement becomes

available or when

the
position is deemed to be impaired.

Fair value hierarchy – The majority of equity securities are actively traded on public stock exchanges where quoted prices are readily and regularly available, resulting

in Level 1 classification.
–
Equity securities less actively traded will be

classified as Level 2 and illiquid positions

as Level 3.
Financial assets for
unit-linked
investment
contracts
Valuation –
The majority of assets are listed on exchanges

and fair values are determined using quoted

prices.
Fair value hierarchy –
Most assets are classified as Level 1 if actively traded

or Level 2 if trading is not active.
–
Instruments for which prices are not readily available

are classified as Level 3.

Product Valuation and classification in the fair value hierarchy
Securities
financing
transactions
Valuation –
These instruments

are valued

using discounted expected

cash flow

techniques. The

discount rate
applied is based on funding curves that are relevant

to the collateral eligibility terms.
Fair value hierarchy –
Collateral

funding

curves

for

these

instruments

are

generally

observable

and,

as

a

result,

these
positions are classified as Level 2.
–
Where the

collateral terms are

non-standard, the

funding curve

may be

considered unobservable
and these positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation –
Fair value is determined based on the value of

the underlying balances.
Fair value hierarchy –
Due to their on-demand nature, these receivables

and payables are deemed as Level 2.
Financial liabilities
related to unit-
linked investment
contracts
Valuation – The fair values of investment contract liabilities are determined by reference to the fair value of the corresponding assets.
Fair value hierarchy –
The liabilities themselves are

not actively traded

but are mainly

referenced to instruments that

are
actively traded and are therefore classified

as Level 2.
Precious metals
and other physical
commodities
Valuation –
Physical assets are valued using the spot rate

observed in the relevant market.
Fair value hierarchy –
Generally traded

in active

markets with

prices that

can be

obtained directly

from these

markets,
resulting in classification as Level 1.
Debt issued
designated at fair
value
Valuation –
The risk management and

the valuation approaches for these

instruments are closely aligned with
the equivalent derivatives

business and the

underlying risk, and

the valuation techniques

used for
this component are the same as the relevant

valuation techniques described below.
Fair value hierarchy –
The observability is closely aligned with the equivalent

derivatives business and the underlying risk.
Commercial paper
and certificates of
deposit
Valuation –
Generally valued using

discounted cash flow valuation

techniques incorporating the spread

of the
issuer or similar issuers over the underlying currency

risk-free curve.
Fair value hierarchy –
Due to the

short-dated nature of

the positions and

liquid underlying

pricing inputs they

are generally
classified as Level 2.
Derivative instruments: valuation and classification

in the fair value hierarchy
The curves used

for discounting expected cash

flows in the

valuation of collateralized

derivatives reflect the funding

terms
associated with the relevant collateral arrangement for the instrument being valued. These collateral arrangements differ
across

counterparties

with

respect

to

the

eligible

currency

and

interest

terms

of

the

collateral.

The

majority

of
collateralized derivatives are

measured using a discount

curve based on funding rates

derived from overnight interest

in
the cheapest eligible currency for the respective

counterparty collateral agreement.
Uncollateralized and

partially collateralized

derivatives are

discounted using

the alternative

reference rate

(the ARR)

(or
equivalent)

curve

for

the

currency

of the

instrument. As

described

in Note

21d, the

fair

value

of uncollateralized

and
partially collateralized

derivatives

is then

adjusted

by credit

valuation

adjustments

(CVAs),

debit valuation

adjustments
(DVAs) and

funding valuation

adjustments (FVA

s), as

applicable,

to reflect

an estimation

of the

effect

of counterparty
credit risk, UBS’s own credit

risk, and funding costs and benefits.
›
Refer to Note 11 for more information about derivative

instruments
Derivative product Valuation and classification in the fair value hierarchy
Interest rate
contracts
Valuation –
Interest rate

swap contracts

are valued

by estimating

future interest

cash flows

and discounting

those
cash flows using a rate

that reflects the appropriate funding rate for

the position being measured.
The yield curves used to estimate

future index levels and discount

rates are generated using market-
standard yield

curve models

using interest

rates associated

with

current market

activity. The

key
inputs to the models are interest rate swap rates, forward rate agreement rates, short-term interest rate futures prices, basis swap spreads and

inflation swap rates.
–
Interest rate option contracts are valued using various market-standard option models,

using inputs
that include interest rate yield curves, inflation

curves, volatilities and correlations.
–
When the maturity of an interest rate swap or option

contract exceeds the term for which standard
market

quotes

are

observable

for

a

significant

input

parameter,

the

contracts

are

valued

by
extrapolation from the last observable point using standard assumptions or by reference to another
observable comparable input parameter to represent

a suitable proxy for that portion of the term.
Fair value hierarchy –
The majority of

interest rate swaps

are classified as

Level 2, as the

standard market contracts

that
form the inputs for yield curve models are generally

traded in active and observable markets.
–
Options are generally treated as Level 2, as the

calibration process enables the model output to be
validated to active-market

levels. Models calibrated

in this way are

then used to revalue

the portfolio
of both standard options and more exotic

products.
–
Interest rate

swap

or

option contracts

are

classified as

Level 3 when

the terms

exceed standard
market-observable quotes.
–
Exotic options

for which

appropriate volatility

or

correlation input

levels cannot

be implied

from
observable market data are classified as Level 3.

Derivative product Valuation and classification in the fair value hierarchy
Credit derivative
contracts
Valuation –
Credit

derivative contracts

are

valued using

industry-standard models

based primarily

on

market
credit spreads, upfront pricing points and implied recovery rates. Where a derivative credit spread is
not directly available, it may be derived from

the price of the reference cash bond.

–
Asset-backed

credit

derivatives

are

valued

using

a

valuation

technique

similar

to

that

of

the
underlying security

with an

adjustment to reflect

the funding differences

between cash

and synthetic
form.
Fair value hierarchy –
Single-entity and

portfolio credit

derivative contracts

are classified

as Level 2 when

credit spreads

and
recovery rates are

determined from actively

traded observable market

data. Where the

underlying
reference name(s) are not actively traded and the correlation cannot be directly mapped to actively
traded tranche instruments, these contracts

are classified as Level 3.

–
Asset-backed credit derivatives

follow the characteristics

of the underlying

security and are therefore
distributed across Level 2 and Level 3.
Foreign exchange
contracts
Valuation –
Open spot foreign

exchange (FX) contracts

are valued using the

FX spot rate observed

in the market.
–
Forward FX contracts are valued using

the FX spot rate adjusted for forward

pricing points observed
from standard market-based sources.
–
Over-the-counter

(OTC)

FX

option

contracts

are

valued

using

market-standard

option

valuation
models. The models used for shorter-dated options (i.e.,

maturities of five years or less)

tend to be
different than those

used for longer-dated

options because

the models needed

for longer-dated

OTC
FX contracts require additional consideration

of interest rate and FX rate interdependency.
–
The valuation for multi-dimensional

FX options uses a

multi-local volatility model,

which is calibrated
to the observed FX volatilities for all relevant

FX pairs.
Fair value hierarchy – The markets for FX spot and FX forward pricing points are both actively traded and observable and therefore such FX contracts are generally classified

as Level 2.

–
A significant

proportion of OTC

FX option

contracts are classified

as Level 2

as inputs

are derived
mostly from standard market contracts traded

in active and observable markets.
Equity / index
contracts
Valuation –
Equity

forward

contracts

have

a

single

stock

or

index

underlying and

are

valued

using

market-
standard models. The key inputs

to the models are stock prices,

estimated dividend rates and

equity
funding rates (which

are implied from

prices of forward

contracts observed

in the market).

Estimated
cash flows are

then discounted

using market-standard

discounted cash flow

models using a

rate that
reflects

the

appropriate funding

rate

for

that

portion

of

the

portfolio. When

no

market

data

is
available

for

the

instrument maturity,

they are

valued

by

extrapolation of

available

data,

use

of
historical dividend data, or use of data for

a related equity.

–
Equity option contracts are valued

using market-standard models that estimate the equity

forward
level as

described for

equity forward

contracts and

incorporate inputs

for stock

volatility and

for
correlation

between

stocks

within

a

basket.

The

probability-weighted

expected

option

payoff
generated is then

discounted using market-standard discounted

cash flow models

applying a rate
that reflects the appropriate funding rate for that

portion of the portfolio. When volatility, forward
or correlation inputs

are not available,

they are valued

using extrapolation

of available data,

historical
dividend, correlation or volatility data,

or the equivalent data for a related equity.
Fair value hierarchy –
As inputs

are derived

mostly from

standard market

contracts traded

in active

and observable

markets,
a significant proportion of equity forward contracts

are classified as Level 2.

–
Equity option positions for which

inputs are derived from standard

market contracts traded in

active
and observable markets are also classified as Level 2. Level 3 positions are those for which volatility, forward or correlation inputs are not observable.
Commodity
contracts
Valuation –
Commodity

forward

and

swap

contracts

are

measured

using

market-standard

models

that

use
market forward levels on standard instruments.

– Commodity option contracts are measured using market-standard option models that estimate the commodity forward

level as

described for

commodity forward

and swap

contracts, incorporating
inputs for the volatility of the underlying index or commodity. For commodity options on baskets of
commodities or bespoke

commodity indices,

the valuation technique

also incorporates inputs

for the
correlation between different commodities or

commodity indices.
Fair value hierarchy –
Individual commodity

contracts are

typically classified

as Level 2,

because active

forward and

volatility
market data is available.
Loan commitments
measured at FVTPL
Valuation –
Valued directly using

market prices that

reflect recent transactions

or quoted dealer

prices, where
available.
–
Where

no

market

price

data

is

available,

loan

commitments

are

valued

by

relative

value
benchmarking

using

pricing

derived

from

debt

instruments

in

comparable

entities

or

different
products in the

same entity, or

by using a

credit default swap valuation

technique, which requires
inputs for credit spreads, credit recovery rates

and interest rates.
Fair value hierarchy –
Instruments with suitably deep and liquid pricing

information are classified as Level 2.
–
Positions requiring the use of valuation techniques, or for

which the price sources have insufficient
trading depth, are classified as Level 3.

d) Valuation adjustments and other items
The output

of a

valuation technique

is always

an estimate of

a fair

value that

cannot be

measured with complete

certainty.
As a result,

valuations are adjusted where appropriate

and when such

factors would be

considered by market participants
in estimating fair value, to reflect close-out costs, credit exposure, model-driven valuation uncertainty,

funding costs and
benefits, trading restrictions and other factors.

Deferred day-1 profit or loss reserves
For new

transactions where

the valuation

technique used

to measure

fair value

requires

significant inputs

that are

not
based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using

a valuation technique, where any such difference

is deferred and not
initially recognized in the income statement.

Deferred day-1 profit or loss

is generally released into
Other net income from financial

instruments measured at fair value
through profit

or loss

when pricing

of equivalent

products or

the underlying

parameters

becomes observable

or when
the transaction is closed out.
The

table

below

summarizes

the

changes

in

deferred

day-1

profit

or

loss

reserves

during

the

respective

period.

In
accordance with IFRS, no

day-1 profit or loss

reserves were recognized on

positions acquired with the Credit

Suisse Group
and no significant new positions were originated between

the acquisition date and 31 December 2023.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.23 31.12.22
USD bn 31.12.23 31.12.22 31.12.23 31.12.22 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.5 0.8 0.1 0.0
Relative value to
market comparable Bond price equivalent 5 126 99 14 112 85 points
Discounted expected
cash flows Discount margin 135 491 463 412 412
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 22.0 1.7 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 120 88 30 100 97 points
Discounted expected
cash flows Credit spread 19 2,681 614 200 200 200
basis
points
Market comparable
and securitization
model Credit spread 162 1,849 318 145 1,350 322
basis
points
Option model Gap risk 0 2 0%
Auction rate securities 1.2 1.3
Discounted expected
cash flows Credit spread 135 205 150 115 196 144
basis
points
Investment fund units
3
0.8 0.3 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.4 0.9 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
15.3 10.5
Other financial liabilities
designated at fair value
2.6 0.7
Discounted expected
cash flows Funding spread 51 201 23 175
basis
points
Derivative financial instruments
Interest rate 0.4 0.5 0.2 0.1 Option model
Volatility of interest
rates 45 154 75 143
basis
points
Volatility of inflation 1 6%
IR-to-IR correlation 4 100%
Credit 0.5 0.3 0.6 0.3
Discounted expected
cash flows
Credit spreads

1 2,421 9 565
basis
points
Credit correlation 50 66%
Credit volatility 60 60%
Bond price equivalent 2 242 3 277 points
Recovery rates 14 100%
Option model
Credit spreads

26 2,159
basis
points
Equity / index 1.3 0.7 3.3 1.2 Option model Equity dividend yields 0 17 0 20%
Volatility of equity
stocks, equity and
other indices 4 142 4 120%
Equity-to-FX
correlation (40) 77 (29) 84%
Equity-to-equity
correlation (50) 100 (25) 100%
Loan commitments
measured at FVTPL 1.0
Relative value to
market comparable Loan price equivalent 35 102 points
1 The ranges of significant

unobservable inputs are represented in

points, percentages and basis

points. Points are a

percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are provided
for most non-derivative financial

instruments and were calculated

by weighting inputs based on

the fair values of the

respective instruments. Weighted

averages are not provided

for inputs related to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of

the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various

equity and foreign exchange underlying risks, as well as rates

-linked
and credit-linked notes,

all of which have embedded

derivative parameters that are

considered to be unobservable.

The equivalent derivat

ive instrument parameters for debt

issued or embedded derivatives

for over-
the-counter debt instruments are presented in the respective derivative financial instruments lines in this table.
Own credit

Own

credit

risk

is

reflected

in

the

valuation

of

UBS’s

fair

value

option

liabilities

where

this

component

is

considered
relevant for valuation purposes by UBS’s counterparties

and other market participants.
Changes in

the fair

value of

financial liabilities

designated at

fair value

through profit

or loss

related to

own credit

are
recognized

in
Other

comprehensive

income

directly

within
Retained

earnings,

with

no

reclassification

to

the

income
statement

in

future

periods.

This

presentation

does

not

create

or

increase

an

accounting

mismatch

in

the

income
statement, as the Group does not hedge changes in own

credit.
Own credit is estimated using own credit adjustment (OCA) curves, which incorporate observable market data,

including
market-observed secondary prices for UBS’s debt

and debt curves of peers. In the

table below, the change in unrealized
own credit

consists of

changes in

fair value

that are

attributable to

the change

in UBS’s

credit spreads,

as well

as the
effect of changes in

fair values attributable

to factors other

than credit spreads,

such as redemptions,

effects from time
decay and

changes in

interest and

other market

rates. Realized

own credit

is recognized

when an

instrument with

an
associated

unrealized

OCA

is

repurchased

prior

to

the

contractual

maturity

date.

Life-to-date

amounts

reflect

the
cumulative unrealized change since initial recognition.
›
Refer to Note 16 for more information about debt

issued designated at fair value

Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.23 31.12.22 31.12.21
Recognized during the period:
Realized gain / (loss)

8 1 (14)
Unrealized gain / (loss)

(1,858) 866 60
Total gain / (loss), before tax (1,850) 867 46
USD m 31.12.23 31.12.22 31.12.21
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(1,287) 556 (315)
of which: debt issued designated at fair value (1,297) 453 (347)
of which: other financial liabilities designated at fair value 10 103 32
Own credit

adjustments on

financial liabilities designated

at fair

value includes

a life-to-date loss

of USD
974 m attributable
to Credit Suisse.
Credit valuation adjustments
In

order

to

measure

the

fair

value

of

OTC

derivative

instruments,

including

funded

derivative

instruments

that

are
classified as
Financial assets at

fair value

not held

for trading,

CVAs are needed to

reflect the credit

risk of

the counterparty
inherent

in

these

instruments.

This

amount

represents

the

estimated

fair

value

of

protection

required

to

hedge

the
counterparty credit risk of

such instruments. A CVA

is determined for each counterparty,

considering all exposures with
that counterparty,

and is dependent on the expected future

value of exposures, default probabilities

and recovery rates,
applicable collateral or netting arrangements, break

clauses, funding spreads, and other contractual

factors.

Funding valuation adjustments
FVAs

reflect

the

costs

and

benefits

of

funding

associated

with

uncollateralized

and

partially

collateralized

derivative
receivables and payables

and are calculated

as the valuation effect

from moving the

discounting of the uncollateralized
derivative cash flows from the ARR to OCA using the CVA

framework, including the probability of counterparty

default.
An FVA is also applied to collateralized

derivative assets in cases where the collateral

cannot be sold or repledged.
Debit valuation adjustments
A DVA is estimated to incorporate own credit in the valuation of derivatives where an FVA is not already recognized. The
DVA calculation

is effectively consistent with

the CVA framework,

being determined for each counterparty,

considering
all exposures

with that

counterparty

and taking

into account

collateral

netting agreements,

expected

future

mark-to-
market movements and UBS’s credit default spreads.
Other valuation adjustments
Instruments that are measured as

part of a

portfolio of combined long

and short positions

are valued at mid-market levels
to ensure consistent valuation

of the long- and

short-component risks. A liquidity

valuation adjustment is then

made to
the overall

net long

or short

exposure to

move the

fair value

to bid

or offer

as appropriate,

reflecting current

levels of
market

liquidity.

The bid–offer

spreads

used in

the calculation

of this

valuation adjustment

are

obtained from

market
transactions and other relevant sources and

are updated periodically.
Uncertainties

associated

with

the

use of

model-based

valuations

are

incorporated

into the

measurement

of fair

value
through the use

of model reserves. These

reserves reflect the amounts

that the Group

estimates should be deducted

from
valuations produced directly

by models to incorporate

uncertainties in the relevant

modeling assumptions, in the

model
and market inputs used,

or in the calibration

of the model output

to adjust for known

model deficiencies. In arriving

at
these estimates,

the Group

considers a

range of

market practices,

including how

it believes

market participants

would
assess these uncertainties. Model reserves

are reassessed periodically in light

of data from market

transactions, consensus
pricing services and other relevant sources.

Other valuation adjustment reserves on the

balance sheet
As of
USD m 31.12.23 31.12.22 31.12.21
Credit valuation adjustments
1
(145) (33) (44)
Funding and debit valuation adjustments (116) (46) (47)
Other valuation adjustments (2,654) (839) (913)
of which: liquidity (2,051) (311) (341)
of which: model uncertainty (603) (529) (571)
1 Amount does not include reserves against defaulted counterparties.

Credit valuation adjustments and Funding

and debit valuation adjustments include USD
108 m and USD 34 m respectively,
attributable

to the

Credit Suisse

Group.

Liquidity

and

model uncertainty

adjustments

in Credit

Suisse

amount

to USD
1,741 m and USD 181 m, respectively.
e) Level 3 instruments: valuation techniques and inputs

The table below presents

material Level 3 assets

and liabilities, together

with the valuation techniques

used to measure
fair value,

the inputs

used in

a given

valuation technique

that are

considered significant

as of

31 December 2023

and
unobservable, and a range of values for those unobservable inputs.

The range of

values represents the highest-

and lowest-level inputs used

in the valuation

techniques. Therefore, the range
does not

reflect the level

of uncertainty regarding

a particular

input or

an assessment

of the reasonableness

of the

Group’s
estimates and assumptions, but rather the different underlying characteristics of the relevant assets and liabilities held by the Group. The ranges will therefore vary

from period to period and parameter to parameter

based on characteristics of
the instruments held at each balance sheet date. Furthermore, the ranges of unobservable inputs may differ across other
financial institutions, reflecting the diversity of the products in each firm’s inventory.

Significant unobservable inputs in Level 3 positions
This section

discusses the

significant unobservable

inputs used

in the valuation

of Level 3

instruments and

assesses the
potential effect that

a change

in each

unobservable input in

isolation may

have on

a fair value

measurement. Relationships
between observable and unobservable inputs have not

been included in the summary below.
Input Description
Bond price
equivalent
–
Where market prices are

not available for a

bond, fair value is

measured by comparison with observable pricing data

from
similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a
yield (either as an outright yield or as a spread

to the relevant benchmark rate).

–
For corporate and municipal bonds, the

range represents the range of prices

from reference issuances used in determining
fair value. Bonds priced

at 0 are distressed

to the point that

no recovery is

expected, while prices

significantly in excess

of 100
or

par relate

to inflation-linked

or structured

issuances that

pay a

coupon in

excess of

the market

benchmark as

of the
measurement date.
–
For credit derivatives, the bond price range

represents the range of prices used for

reference instruments, which are typically
converted to an equivalent yield or credit

spread as part of the valuation process.
Loan price
equivalent
–
Where market prices are

not available for a

traded loan or a

loan commitment, fair value is

measured by comparison with
observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment,

collateral

quality,

maturity

and

issuer-specific

covenants.

Fair

value

may

be

measured either

by

a

direct

price
comparison or

by conversion

of an

instrument price

into a

yield. The

range represents

the range

of prices

derived from
reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are
distressed to the

point that no

recovery is expected,

while a current

price of

100 represents a

loan that is

expected to be
repaid in full.
Credit spread –
Valuation models for many credit derivatives

and other credit sensitive products require

an input for the credit spread, which
is a reflection of the

credit quality of the

associated referenced underlying.

The credit spread of

a particular security is quoted
in relation

to the

yield on

a benchmark

security or

reference rate,

typically either

US Treasury

or ARR,

and is

generally expressed
in terms of

basis points.

An increase /

(decrease) in

credit spread will

increase /

(decrease) the value

of credit protection

offered
by credit default swaps

and other credit

derivative products. The

income statement effect

from such changes

depends on the
nature and direction

of the positions

held. Credit spreads

may be negative

where the asset

is more creditworthy

than the
benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with

the lower end of the

range representing credits of the highest quality and

the
upper end of the range representing greater

levels of credit risk.
Discount margin –
The discount margin (DM) spread represents the discount rates applied to present value cash flows of an asset to reflect the
market return required

for uncertainty in

the estimated cash

flows. DM spreads

are a rate

or rates applied

on top of

a floating
index (e.g., Secured Overnight Financing Rate

(SOFR)) to discount expected cash flows.

Generally, a decrease / (increase) in
the DM in isolation would result in a higher

/ (lower) fair value.
–
The high

end of

the range

relates to

securities that

are priced

low within

the market

relative to

the expected

cash flow
schedule. This indicates that the market is pricing

an increased risk of credit loss into the security

that is greater than what is
being captured by

the expected cash flow

generation process. The low

ends of the

ranges are typical

of funding rates

on
better-quality instruments.
Funding spread –
Structured financing transactions

are valued using synthetic

funding curves that best

represent the assets that

are pledged as
collateral for the transactions.

They are not representative

of where UBS can fund

itself on an unsecured

basis but provide an
estimate of where UBS

can source and deploy

secured funding with counterparties

for a given type

of collateral. The funding
spreads are expressed in terms of basis points,

and if funding spreads widen, this increases the

effect of discounting.

– A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding

spreads that was longer in duration than the

actively traded market.
Volatility –
Volatility measures

the variability

of future prices

for a particular

instrument and

is generally expressed

as a percentage,

where
a higher number reflects a more volatile

instrument, for which future price

movements are more likely to occur.

Volatility is a
key input into

option models, where it

is used to derive

a probability-based distribution of future

prices for the underlying
instrument. The

effect

of

volatility on

individual positions

within

the portfolio

is driven

primarily by

whether the

option
contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility
and is reduced

by a decrease

in volatility. Generally, volatility used

in the measurement of

fair value is

derived from active-
market option prices (referred to as

implied volatility). A key feature of

implied volatility is the volatility “smile”

or “skew,”
which represents the effect of pricing options

of different option strikes at different implied

volatility levels.
–
Volatilities of low interest rates

tend to be much higher

than volatilities of high

interest rates. In addition,

different currencies
may have significantly different implied volatilities.

Recovery Rate
–
The projected recovery rate

reflects the estimated recovery that

will be realized given

expected defaults, it is

an analogous
pricing input for corporate or sovereign credits. Reduction in recovery rates will result in lower expected cash flows into the structure upon the default of

the instruments. In general, a significant increase /

(decrease) in the recovery rate in

isolation
would result in significantly higher / (lower) fair value for the respective underlying cash security. The impact of a change in
recovery rate on a credit derivative

position will depend on whether

credit protection has been

bought or sold. Recovery rate
is ultimately driven by the value recoverable from collateral held after default occurs relative to the outstanding exposure at that point.
Gap risk –
Gap risk

is a

risk of

unexpected large

declines in

the underlying

collateral values

occurring between

collateral settlement
dates. Gap

risk is

a significant

unobservable input

for structures

that exhibit

market risk

to significant

price moves

in the
reference asset, generally related to certain financing

or principal protection trade features. In

general, for assets / (liabilities)
with a significant unobservable

input of gap risk,

an increase in gap

risk in isolation would

decrease / (increase) the

fair value.

Input Description
Correlation –
Correlation measures the

interrelationship between

the movements of

two variables. It is

expressed as a percentage

between

–100%

and

+100%,

where

+100%

represents

perfectly

correlated

variables

(meaning

a

movement

of

one

variable

is
associated with a movement of the other variable in the same direction) and –100% implies that the variables are inversely
correlated

(meaning

a

movement of

one

variable

is

associated

with

a

movement of

the

other

variable

in

the

opposite
direction). The effect of correlation

on the measurement of

fair value depends on the

specific terms of the instruments

being
valued, reflecting the range of different payoff

features within such instruments.
Equity dividend
yields
–
The derivation of a forward price

for an individual stock or index is

important for measuring fair value for forward or swap
contracts and for measuring fair

value using option pricing models.

The relationship between the

current stock price and the
forward price is based on a combination

of expected future dividend levels

and payment timings, and, to a lesser

extent, the
relevant funding

rates applicable

to the stock

in question.

Dividend yields

are generally

expressed as

an annualized

percentage
of the share price, with

the lowest limit of 0% representing a

stock that is not expected to

pay any dividend. The dividend
yield and timing represent

the most significant parameter in

determining fair value for instruments

that are sensitive to

an
equity forward price.
f) Level 3 instruments: sensitivity to changes in unobservable input assumptions
The table below summarizes

those financial assets and

liabilities classified as Level

3 for which a

change in one or

more
of

the

unobservable

inputs

to

reflect

reasonably

possible

favorable

and

unfavorable

alternative

assumptions

would
change fair value significantly, and the estimated effect thereof. The table below does not represent the estimated effect of stress

scenarios.

Interdependencies

between

Level 1,

2 and

3 parameters

have not

been

incorporated

in the

table.
Furthermore, direct

interrelationships between

the Level 3 parameters

discussed below

are not

a significant element

of
the valuation uncertainty.
Sensitivity data is estimated

using a number of techniques,

including the estimation

of price dispersion among

different
market participants, variation

in modeling approaches

and reasonably possible

changes to assumptions

used within the
fair value

measurement process.

The sensitivity

ranges are

not always

symmetrical around

the fair

values, as the

inputs
used in valuations are not always precisely in the middle

of the favorable and unfavorable range.
Sensitivity data

is determined at

a product or

parameter level

and then aggregated

assuming no diversification

benefit.
Diversification would

incorporate estimated

correlations across

different sensitivity

results and,

as such,

would result

in
an

overall

sensitivity

that

would

be

less

than

the

sum

of

the

individual

component

sensitivities.

However,

the

Group
believes that the diversification benefit is not significant to this analysis.
The increase in

Traded loans sensitivity to

favorable and unfavorable changes

is due to

an increase in

Level 3 loan

balances
from Credit

Suisse including,

securitization warehouse

facilities, a

loan with

securitization collateral

and revolving

loan
facilities that are deemed unobservable.

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.23 31.12.22
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value and guarantees 635
2
(600)
2
19 (12)
Securities financing transactions 30 (32) 33 (37)
Auction rate securities 67 (21) 46 (46)
Asset-backed securities 39 (36) 27 (27)
Equity instruments 430 (413) 183 (161)
Investment fund units 135 (137) 19 (21)
Loan commitments measured at FVTPL 313 (343) 0 0
Interest rate derivatives, net 217 (103) 18 (12)
Credit derivatives, net 140 (131) 3 (4)
Foreign exchange derivatives, net 5 (4) 10 (5)
Equity / index derivatives, net 521 (443) 361 (330)
Other 281 (276) 20 (41)
Total 2,815 (2,538) 738 (696)
of which: Credit Suisse
3
2,034 (1,890)
1 Sensitivity of

issued and

over-the-counter debt

instruments is

reported with

the equivalent

derivative or

Other.

2 Sensitivity increased

due to

a traded

loan L3 balance

increase (see

note 21(c)) and

includes
refinements applied in estimating valuation uncertainty across various parameters.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

g) Level 3 instruments: movements during the period
The table

below presents additional information about

material Level 3 assets and

liabilities measured at fair

value on

a
recurring basis.

Level 3 assets

and liabilities

may be hedged

with instruments

classified as

Level 1 or Level

2 in the fair

value
hierarchy,

and, as

a result,

realized

and unrealized

gains and

losses included

in the

table may

not include

the effect

of related
hedging activity. Furthermore,

the realized and unrealized gains and losses presented in the table are not limited solely to those arising

from Level 3 inputs,

as valuations

are generally

derived from

both observable

and unobservable

parameters.
As noted

above, Level 3

assets overall

increased following

the acquisition

of the

Credit Suisse

Group, mainly

reflecting
acquired

traded

loans

that

were

deemed

unobservable

and,

to

a

lesser

extent,

also

reflecting

the

aligning

UBS’s
accounting methodology for testing unobservable inputs.
Assets and liabilities

transferred into

or out of

Level 3 are

presented as if

those assets

or liabilities had

been transferred
at the beginning of the year.

Movements of Level 3 instruments
USD bn
Balance
at the

beginning
of the
period
Credit
Suisse
Level 3
assets and
liabilities
acquired
1
Net gains /
losses
included in
compre-
hensive
income
2
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the twelve months ended 31 December 2023
3
Financial assets at fair value held for
trading 1.5 26.2 (0.9) (0.5) 1.1 (4.5) 3.6 (5.6) 2.3 (1.1) 0.0 22.6
of which: Equity instruments 0.1 0.4 (0.1) (0.0) 0.1 (0.2) 0.0 0.0 0.2 (0.1) 0.0 0.3
of which: Corporate and municipal
bonds 0.5 1.1 (0.2) (0.1) 0.6 (0.8) 0.0 0.0 0.1 (0.0) 0.0 1.3
of which: Loans 0.6 23.1 (0.7) (0.4) 0.1 (2.7) 3.6 (5.6) 2.0 (0.8) 0.0 19.6
Derivative financial instruments –
assets 1.5 1.4 (0.2) (0.1) 0.0 (0.0) 1.0 (0.8) 0.3 (0.7) 0.0 2.6
of which: Interest rate 0.5 0.2 (0.0) (0.0) 0.0 0.0 0.2 (0.3) 0.1 (0.2) (0.0) 0.4
of which: Equity / index 0.7 0.5 (0.1) 0.0 0.0 0.0 0.6 (0.2) 0.1 (0.3) 0.0 1.3 of which: Credit 0.3 0.2 (0.1) (0.0) 0.0 0.0 0.1 (0.2) 0.1 (0.0) 0.0 0.5
Financial assets at fair value not held
for trading 3.7 4.2 0.2 0.1 2.1 (2.2) 0.0 (0.0) 0.8 (0.3) 0.1 8.4
of which: Loans 0.7 0.8 0.3 0.3 0.6 (0.4) (0.0) (0.0) 0.4 (0.2) 0.0 2.3
of which: Auction rate securities 1.3 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 0.0 1.2 of which: Equity instruments 0.8 2.1 (0.0) (0.1) 0.5 (0.4) 0.0 (0.0) 0.1 0.0 0.1 3.1
Derivative financial instruments –
liabilities 1.7 4.5 (0.4) 0.1 0.0 (0.0) 2.0 (2.0) 0.4 (0.7) 0.0 5.6
of which: Interest rate 0.1 0.2 (0.0) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.2 of which: Equity / index 1.2 1.7 0.2 0.6 (0.0) (0.0) 1.2 (0.9) 0.2 (0.3) 0.0 3.3
of which: Credit 0.3 0.3 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.1) 0.0 0.6
of which: Loan commitments
measured at FVTPL 0.0 2.0 (0.6) (0.5) 0.0 0.0 0.1 (0.5) 0.0 (0.0) 0.0 1.0
Debt issued designated at fair value 10.5 8.5 1.0 0.8 0.0 0.0 3.7 (5.1) 1.0 (4.5) 0.0 15.3
Other financial liabilities designated at
fair value 0.7 2.1 (0.0) 0.0 0.0 0.0 0.2 (0.2) 0.0 (0.1) 0.0 2.6

For the twelve months ended 31 December 2022
Financial assets at fair value held for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value 14.2 (2.2) (1.8) 0.0 0.0 4.7 (3.1) 0.7 (3.4) (0.3) 10.5
Other financial liabilities designated at
fair value 0.8 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.7
1 Refer to Note 2

for more information about

the acquisition of the

Credit Suisse Group.

2 Net gains /

losses included in comprehensive

income are recognized in

Net interest income and

Other net income from
financial instruments measured at fair

value through profit or loss

in the Income statement, and

also in Gains / (losses)

from own credit on financial

liabilities designated at fair value,

before tax in the Statement

of
comprehensive income.

3 Total Level 3 assets as

of 31 December 2023 were USD
33.6 bn (31 December 2022: USD 6.8
bn). Total Level 3 liabilities as of

31 December 2023 were USD
23.6 bn (31 December 2022:
USD 13.0 bn).

h) Maximum exposure to credit risk for financial instruments measured at fair value
The tables below

provide the

Group’s maximum exposure

to credit risk

for financial instruments

measured at

fair value
and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of

financial
instruments.

The maximum exposure

to credit risk

includes the carrying

amounts of financial

instruments recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet

arrangements. Where information is available,
collateral is presented at fair

value. For other collateral, such as

real estate, a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped at

the maximum

exposure to

credit risk

for which

they serve

as security.

The “Risk

management

and control”
section of this

report describes

management’s view

of credit

risk and the

related exposures,

which can differ

in certain
respects from the requirements of IFRS Accounting Standards.

Maximum exposure to credit risk

31.12.23
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
54.6 54.6
Derivative financial instruments
4
176.1 6.4 156.4 13.3
Brokerage receivables 21.0 20.5 0.5
Financial assets at fair value not

held for trading – debt instruments
5
83.3 41.7 0.0 0.2 0.0 41.3
Total financial assets measured at fair value 335.0 0.0 68.6 0.0 0.0 156.6 0.0 0.0 109.8 of which: Credit Suisse
6
114.2 32.9 0.0 42.0 0.0 39.3
Guarantees
0.1 0.1 0.0
31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.5

16.5
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets measured at fair value 229.0 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.0
Guarantees 0.2 0.2 0.0
1 The maximum exposure to

loss is generally equal to

the carrying amount and subject to

change over time with market

movements.

2 For the purpose of

this disclosure, collateral and

credit enhancements were
not considered as these positions are generally managed under the market risk framework.

3 Does not include investment fund units.

4 The amount shown in the “Netting” column represents the netting potential not recognized

on the

balance sheet.

Refer to

Note 22 for

more information.

5 Does not

include unit-linked

investment contracts

and investment

fund units.

Financial assets

at fair

value not

held for

trading
collateralized by equity and debt instruments

consisted of structured loans and reverse

repurchase and securities borrowing agreements.

6 Refer to Note 2 for more information

about the acquisition of the

Credit
Suisse Group.

i) Financial instruments not measured at fair value
The table below provides the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
31.12.23 31.12.22
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 314.1 314.0 0.0 0.1 0.0 314.1 169.4 169.4 0.1 0.0 0.0 169.4
Amounts due from banks 21.2 19.7 0.0 1.2 0.2 21.2 14.8 14.0 0.0 0.7 0.0 14.8
Receivables from securities financing
transactions measured at amortized cost 99.0 93.6 0.0 3.9 1.5 99.0 67.8 64.3 0.0 1.8 1.7 67.8
Cash collateral receivables on derivative
instruments 50.1 50.1 0.0 0.0 0.0 50.1 35.0 35.0 0.0 0.0 0.0 35.0
Loans and advances to customers 639.8 196.9 0.0 54.5 382.2 633.7 387.2 134.3 0.0 45.9 194.7 374.9
Other financial assets measured at amortized
cost 65.5 13.2 13.9 33.9 2.6 64.0 53.3 12.9 10.3 25.1 2.5 50.8
Liabilities
Amounts due to banks 71.0 62.7 0.0 8.3 0.0 71.0 11.6 8.9 0.0 2.7 0.0 11.6
Payables from securities financing
transactions measured at amortized cost 14.4 8.1 0.0 5.9 0.4 14.4 4.2 3.5 0.0 0.7 0.0 4.2
Cash collateral payables on derivative
instruments 41.6 41.5 0.0 0.0 0.0 41.5 36.4 36.4 0.0 0.0 0.0 36.4
Customer deposits 792.0 694.1 0.0 98.7 0.0 792.9 525.1 491.3 0.0 33.6 0.0 524.8
Debt issued measured at amortized cost 237.8 24.7 0.0 216.3 0.1 241.3 114.6 15.4 0.0 98.1 0.0 113.5
Other financial liabilities measured at
amortized cost
2
15.3 13.4 0.0 0.0 1.7 15.2 6.2 6.2 0.0 0.0 0.0 6.2
1 Includes certain financial instruments where the carrying

amount is a reasonable approximation of the

fair value due to the instruments’ short-term

nature (instruments that are receivable or

payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).

2 Excludes lease liabilities.
The fair values

included in the

table above have

been calculated for

disclosure purposes

only.

The valuation techniques
and assumptions described below relate

only to the fair value

of UBS’s financial instruments

not measured at fair

value.
Other institutions

may use

different

methods and

assumptions for

their fair

value estimations,

and therefore

such fair
value disclosures cannot necessarily be compared from one financial institution to another. The following principles were applied when determining fair value estimates for financial

instruments not measured at fair value.
–
For financial

instruments

with remaining

maturities greater

than three

months, the

fair value

was determined

from
quoted market prices, if available.
–
Where quoted market prices were

not available, the fair values were estimated

by discounting contractual cash flows
using current

market

interest

rates

or appropriate

yield curves

for

instruments

with

similar credit

risk and

maturity.
These estimates generally include adjustments for counterparty credit risk or UBS’s own credit.
–
For short-term financial instruments with

remaining maturities of three months

or less, the carrying amount, which

is
net of credit loss allowances, is generally considered a reasonable estimate of fair value.